Total
Great-West Large Cap Value Fund
Fund Summary
Investment Objective
The Fund seeks capital growth and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Great-West Large Cap Value Fund		Institutional Class	Investor Class	Investor II Class	Class L
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	none	none	0.25%
Total Other Expenses		0.01%	0.38%	0.38%	0.38%
Shareholder Services Fees		none	0.35%	0.35%	0.35%
Other Expenses	[1]	0.01%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.61%	0.98%	0.98%	1.23%
Fee Waiver and Expense Reimbursement	[2],[3]	none	0.02%	0.17%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		0.61%	0.96%	0.81%	1.21%
[1]	Other Expenses are estimated for Class L shares because the class has not yet commenced operations.
[2]	GWCM has contractually agreed to permanently reimburse expenses and/or pay the Fund if Total Annual Fund Operating Expenses of the Investor II Class exceed 0.81% of the Class's average daily net assets (“Expense Cap”). Under the terms of the expense limitation agreement, the Expense Cap survives the termination of the expense limitation agreement. It may be terminated only upon termination of the Fund’s advisory agreement with GWCM or by the Board of Great-West Funds.
[3]	GWCM has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of any Class exceed 0.61% of the Class's average daily net assets, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2021 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of the Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year and the Expense Cap is in place for all periods, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Great-West Large Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	62	195	340	762
Investor Class	98	310	540	1,200
Investor II Class	83	295	525	1,186
Class L	123	388	674	1,487

Expense Example, No Redemption - Great-West Large Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	62	195	340	762
Investor Class	98	310	540	1,200
Investor II Class	83	295	525	1,186
Class L	123	388	674	1,487

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 28% of the average value of its portfolio.
Principal Investment Strategies
Below is a summary of the principal investment strategies of the Fund.

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities with market capitalizations that, at the time of purchase, fall within the capitalization range of the Russell 1000® Value Index (which, as of December 31, 2019, was composed of companies having a market capitalization of between $2.18 billion and $10.73 billion). If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

The Fund invests mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are those that the portfolio managers believe are currently undervalued by the market and other measures. If the portfolio managers are correct and other investors recognize the value of the company, the price of its stock may rise.

The Fund may also invest in common stocks of small size U.S. companies, convertible securities, and companies from outside the United States, as well as fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in below investment grade fixed income securities (“high yield-high risk” or “junk” securities). The Fund may at times focus its investments in certain sectors, such as the financial sector.

The Fund’s investment portfolio is managed by two sub-advisers: Putnam Investment Management, LLC (“Putnam”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). Putnam seeks to invest mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. T. Rowe Price seeks to invest in large companies that have a strong track record of paying dividends or that are believed to be undervalued.

GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to Putnam and a 50% allocation of the Fund’s assets to T. Rowe Price. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.
Principal Investment Risks
Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.

Value Stock Risk - Value stocks tend to trade at lower price-to-book and price-to-earnings ratios which suggest that the market as a whole views their potential future earnings as limited. Investing in value stocks carries the risk that the market will not recognize a stock's potential value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Market Risk - The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by the Fund, particular industries represented in the Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of the Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Sector Risk - Sector risk is the possibility that certain sectors of the economy may underperform other sectors or the market as a whole. The Fund may, from time to time, invest a significant portion of its assets in companies within a particular sector and its performance may suffer if that sector underperforms the overall stock market.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities are subject to risk associated with changes in interest rates generally, the chance that a fixed income issuer will redeem prior to an individual fixed income security’s maturity date, and changes in the credit quality of the individual fixed income securities held.

Convertible Securities Risk - Convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible securities, may be illiquid.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the Sub-Advisers’ security selection processes may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s Institutional Class and Investor Class average annual total return to the performance of a broad-based securities market index. No Investor II Class and Class L share performance data is provided because Investor II Class shares commenced operations on October 25, 2019 and Class L shares have not commenced operations. Investor II Class and Class L share performance information will appear in future versions of this Prospectus after Investor II Class and Class L shares have annual returns for at least one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

On October 25, 2019, the Fund added another Sub-Adviser, T. Rowe Price, alongside the existing Sub-Adviser, Putnam. Consequently, the Fund’s total returns shown below for the periods prior to October 25, 2019 are not necessarily indicative of the performance of the Fund, as it is currently managed.

Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	December 2011	12.08%
Worst Quarter	September 2011	-15.53%

Average Annual Total Returns for the Periods Ended December 31, 2019
Average Annual Total Returns - Great-West Large Cap Value Fund	One Year	Five Years	Ten Years	Since Inception	[1]	Inception Date
Institutional Class	26.92%			8.85%		May 01, 2015
Institutional Class | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%		8.85%
Investor Class	26.53%	8.03%	10.63%
Investor Class | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.29%	11.80%
[1]	Since inception on May 1, 2015